TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 05, 2013	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2016
Withholding tax on dividends distributed out of income for Preferred Enterprises	20.00%
Tax rate on preferred income form a preferred enterprise		16.00%
Tax rate on preferred income form a preferred enterprise, thereafter	16.00%
Tax rate on preferred income form a preferred enterprise in development area	9.00%
Tax rate applicable to preferred enterprises located in development area		7.50%			9.00%
Tax rate applicable to preferred enterprises located in other areas					16.00%
Statutory tax rates		23.00%	23.00%	23.00%
Carryforwards Capital losses		$ 9.5
Tax loss carryforwards		$ 0.0
Non-Israeli subsidiaries [Member]
Statutory tax rates		21.00%